Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Cash and cash equivalents		$ 155,235,401	$ 41,779,594	$ 4,963,411
Prepaid expenses and other assets		(1,584,015)	(915,244)
Assets		308,104,130	157,479,103
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		22,802,392	134,093,677
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		10,445,507	23,385,458
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		71,651,775	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	151,757,138	(32)
Prepaid expenses and other assets	[1]	$ 51,447,318	$ 0

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.